HUSSMAN	Hussman Investment Trust
FUNDS	Shareholder Services
P.O. Box 46707
Cincinnati, OH 45246-0707

Filed via EDGAR

November 9, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hussman Investment Trust
File No. 333-35342

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The XBRL files reflect the risk/return summary information in the Prospectuses of each series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on November 1, 2016. The Prospectuses and Statements of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
www.ultimusfundsolutions.com